CONSOLIDATED STATEMENS OF CASH FLOWS (USD $)	4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014
Cash Flows Provided By (Used In) Operating Activities:
Net loss	$ (472,016)	$ (710,962)	$ (3,175,389)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss on expired option to acquire property	150,000	150,000
Depreciation and amortization			18,830
Issuance of stock for services		40,000
Amortization of debt discount		794	645,858
Amortization of deferred financing cost			25,556
Loss on derivative liability, net			541,397
Issuance of common stock to pay interest expense			3,669
Issuance of common stock for services			884,000
Changes in operating assets and liabilities
(Increase) / decrease in accounts receivable	6,726		(33,598)
Increase in inventory			(62,805)
Increase in prepaid expenses and other current assets	23,320	(2,244)	(12,664)
Increase in accounts payable and accrued expenses	20,516	43,212	33,075
Increase in accrued stock payable			122,500
Net cash used in operating activities – continuing operations		(479,200)
Net cash used in operating activities – discontinued operation		(9,871)
Net cash used in operating activities	(271,454)	(488,192)	(1,009,571)
Cash Flows Provided By (Used In) Investing Activities:
Cash acquired in reverse merger with Promap	1,238
Purchase of property and equipment		(282,753)	(53,251)
Purchase of intangible assets			(38,200)
Purchase of option to acquire real estate	(150,000)
Option to acquire property		(150,000)
Net cash used in investing activities	(148,762)	(432,753)	(91,451)
Cash Flows Provided By (Used In) Financing Activities:
Purchase and cancellation of shares of common stock	(100,000)	(100,000)
Sales of common stock for cash	985,400	985,400
Proceeds from loan payable		530,000
Debt acquisition costs paid		(66,140)
Proceeds from sale of warrants			400,000
Principal repayment on convertible notes payable			(3,178)
Proceeds from issuance of convertible notes payable, net of cash expenses			1,412,400
Deferred financing costs			(15,000)
Net cash provided by financing activities	885,400	1,349,260	1,794,222
Net Increase In Cash	465,184	427,436	693,200
Cash At The Beginning of the Period			427,436
Cash At The End of the Period		427,436	1,120,636
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Cash paid for interest			201,111
Supplementary disclosure of noncash financing activities
Net liabilities acquired on recapitalization	2,944	10,663
Cancellation of shares of common stock		100,000
Net assets transferred on disposal of mapping division		452
Purchase of property with mortgage		170,000
Issuance of common shares for services		40,000
Non-cash financing costs			100,000
Interest on convertible notes payable settled in stock			3,669
Warrants issued as payment for deferred financing costs			92,600
Beneficial conversion feature and warrants			$ 1,412,400